Consolidated Statements of Operations and Comprehensive Income (Parenthetical) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Related party distribution revenues	4,484	4,184
Related party transmission revenues	1,529	1,482
Related party purchased power costs	3,020	2,774
Related Party [Member]
Related party distribution revenues	160	155
Related party transmission revenues	1,517	1,482
Related party purchased power costs	2,500	2,409